CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 250,228	$ 101,982		$ (3,978,459)	$ (874,366)
Adjustments to reconcile net loss to net cash flow from operating activities:
Depreciation and amortization	20,622	89,535		374,129	440,221
Loss on impairment	0	0		3,915,408	615,294
Amortization of intangible asset	0	51,540		0	0
Gain on extinguishment of debt, net	0	0		(17,254)	(30,616)
Gain on sale of operating assets, net	0	(185,934)
Gain on bargain purchase	0	(62,305)
Reorganization items, net	(280,790)	0		(17,366)
Deferred income taxes	2,501	(34,264)		(26,325)	(17,825)
Amortization of share-based compensation	710	16,510		9,169	14,737
Other costs, net	(10,754)	1,146		(61,550)	60,259
Changes in components of working capital
Change in taxes receivable	(1,789)	27,847		29,880	(11,225)
Net changes in other operating assets and liabilities	(26,176)	45,559		45,565	(9,708)
Net cash provided by (used in) operating activities	(45,448)	51,616		273,197	186,771
Cash flows from investing activities
Capital expenditures	(14,629)	(154,411)		(148,886)	(268,783)
Cash acquired in stock-based business combination	0	54,970		0	0
Proceeds from disposal of assets, net	194	307,324		27,366	12,753
Net cash provided by (used in) investing activities	(14,435)	207,883		(121,520)	(256,030)
Cash flows from financing activities
Issuance of second lien notes	200,000	0		0	0
Borrowings on credit facilities	177,500	40,000		210,000	755,000
Repayments of credit facilities	(545,000)	(217,500)		0	(420,000)
Repayments of debt	0	0		(101,132)	(400,000)
Debt issuance costs	(23,664)	0		0	(1,092)
Warrants exercised	0	730		0	0
Purchase of noncontrolling interests	0	0		0	(106,744)
Dividends paid to noncontrolling interests	0	0		0	(25,109)
Cash paid to settle equity compensation awards	0	0		(1,010)	0
Taxes withheld on employee stock transactions	(1)	0		(418)	(2,779)
Net cash provided by (used in) financing activities	(191,165)	(176,770)		107,440	(200,724)
Net increase (decrease) in cash, cash equivalents and restricted cash	(251,048)	82,729		259,117	(269,983)
Cash, cash equivalents and restricted cash, beginning of period	365,041	113,993	$ 365,041	105,924	375,907
Cash, cash equivalents and restricted cash, end of period	113,993	196,722	196,722	365,041	105,924
Noble Finance Company
Cash flows from operating activities
Net income (loss)	193,825	87,385		(3,904,673)	(734,904)
Adjustments to reconcile net loss to net cash flow from operating activities:
Depreciation and amortization	20,631	89,503		372,560	437,690
Loss on impairment	0	0		3,915,408	615,294
Amortization of intangible asset	0	51,540		0	0
Gain on extinguishment of debt, net	0	0		(17,254)	(30,616)
Gain on sale of operating assets, net		(187,493)
Reorganization items, net	(203,490)	0		44,134	0
Deferred income taxes	2,501	(34,264)		(26,325)	(17,825)
Amortization of share-based compensation	710	16,510		9,169	14,689
Other costs, net	(3,054)	1,146		(115,550)	(39,741)
Changes in components of working capital
Change in taxes receivable	(1,789)	27,847		29,880	(11,225)
Net changes in other operating assets and liabilities	(21,808)	46,680		20,714	(6,456)
Net cash provided by (used in) operating activities	(12,474)	98,854		328,063	226,906
Cash flows from investing activities
Capital expenditures	(14,629)	(154,411)		(148,886)	(268,783)
Proceeds from disposal of assets, net	194	308,883		27,366	12,753
Net cash provided by (used in) investing activities	(14,435)	154,472		(121,520)	(256,030)
Cash flows from financing activities
Issuance of second lien notes	200,000	0		0	0
Borrowings on credit facilities	177,500	40,000		210,000	755,000
Repayments of credit facilities	(545,000)	(217,500)			(420,000)
Repayments of debt	0	0		(101,132)	(400,000)
Debt issuance costs	(10,139)	0		0	(1,092)
Purchase of noncontrolling interests					(106,744)
Dividends paid to noncontrolling interests					(25,109)
Cash contributed by parent in connection with Pacific Drilling merger	0	54,970
Distributions to parent company, net	(26,503)	(49,569)		(76,245)	(42,103)
Net cash provided by (used in) financing activities	(204,142)	(172,099)		32,623	(240,048)
Net increase (decrease) in cash, cash equivalents and restricted cash	(231,051)	81,227		239,166	(269,172)
Cash, cash equivalents and restricted cash, beginning of period	345,044	113,993	345,044	105,878	375,050
Cash, cash equivalents and restricted cash, end of period	$ 113,993	$ 195,220	$ 195,220	$ 345,044	$ 105,878